Derivative Warrants Liabilities (Details 2) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	131
Exercised	(10,240)
Issuance of Warrants		1,978
Revaluation of warrants	12,180	(1,847)
Shares outstanding, Ending	2,071	131
Series A (Mar-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	3
Exercised	(7,792)
Issuance of Warrants		657
Revaluation of warrants	7,789	(654)
Shares outstanding, Ending		3
Series B (Mar-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	16
Exercised	(1,734)
Issuance of Warrants		923
Revaluation of warrants	2,772	(907)
Shares outstanding, Ending	1,054	16
Series A (May-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	3
Exercised	(327)
Issuance of Warrants		114
Revaluation of warrants	324	(111)
Shares outstanding, Ending		3
Series B (May-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	17
Exercised
Issuance of Warrants		144
Revaluation of warrants	321	(127)
Shares outstanding, Ending	338	17
Series E (Oct-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	92
Exercised	(387)
Issuance of Warrants		140
Revaluation of warrants	974	(48)
Shares outstanding, Ending	679	92